Summary of Status of Company's Option Plans and Changes (Details) - $ / shares	1 Months Ended					12 Months Ended
	Aug. 31, 2023	Feb. 28, 2022	Aug. 31, 2021	Jul. 31, 2021	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Option Indexed to Issuer's Equity [Line Items]
Number of share options, Granted	75,000	2,667	2,500	6,667	3,000
Number of share options exercisable, Ending						21,654	21,654
Weighted average exercise price, Options exercisable, Ending	$ 1.05	$ 24.15	$ 42.45	$ 46.5	$ 62.4
Share-Based Payment Arrangement, Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Number of share options, Beginning						177,095	189,390
Weighted average exercise price, Beginning						$ 54.51	$ 54.8
Number of share options, Granted						75,000	2,666
Weighted average exercise price, Granted						$ 1.05	$ 5.7
Number of share options, Forfeited						(11,351)	(14,961)
Weighted average exercise price, Forfeited						$ 36.8	$ 49.61
Number of share options, Ending						240,744	177,095
Weighted average exercise price, Ending						$ 38.32	$ 54.51
Number of share options exercisable, Ending						159,229	152,469
Weighted average exercise price, Options exercisable, Ending						$ 55.88	$ 56.9